Offerings - Offering: 1	Dec. 05, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, no par value
Amount Registered | shares	6,350,400
Proposed Maximum Offering Price per Unit | $ / shares	8.96
Maximum Aggregate Offering Price	$ 56,899,584.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,857.83
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional Class A ordinary shares, no par value (“Ordinary Shares”), of WeShop Holdings Limited (the “Registrant”) that become issuable under the (i) WeShop Holdings Limited Employee Share Option Plan 2022 (the “2022 Plan”) and (ii) WeShop Holdings Limited Option Agreements with Certain Directors and Management (the “Option Plan” and, together with the 2022 Plan, the “Plans”), as well as any outstanding stock options granted outside of any plan, by reason of any stock dividend, stock split, recapitalization or other similar transaction.Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The price of $8.96 per share represents the weighted average of the exercise prices for outstanding options under the 2022 Plan and the Option Plan.Represents (i) 1,100,399 Class A ordinary shares reserved for issuance under the 2022 Plan and (ii) 5,250,001 Class A ordinary shares reserved for issuance under the Option Plan.